Shareholders' Equity - Additional Information (Detail) CAD / shares in Units, $ in Thousands, None in scaling factor is -9223372036854775296		1 Months Ended				6 Months Ended		12 Months Ended
	Nov. 26, 2014 shares	Apr. 30, 2015 USD ($) shares	Dec. 31, 2014 CAD CAD / shares shares	Sep. 30, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 30, 2015 CAD / shares	Dec. 31, 2014 $ / shares shares	Sep. 30, 2014 CAD / shares	Dec. 31, 2013 CAD / shares	Dec. 31, 2013 $ / shares
Class of Stock [Line Items]
Common stock, shares issued | shares			59,418,227			70,867,494					59,418,227
Common stock, no par value | $ / shares
Warrant exercisable, exercise price | CAD / shares			CAD 1.10
Net proceeds from private placement		$ 28,400		$ 6,100	$ 4,100	$ 28,395	$ 0	$ 6,100	$ 4,089
Proceeds from exercise of warrants			CAD 3,224,375			$ 4,335	$ 0	$ 3,188	$ 0
Shares issued as part of consideration given for acquisition | shares	3,830,638
Athas [Member]
Class of Stock [Line Items]
Common stock issued over period			2 years
Athas [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued as part of consideration given for acquisition | shares			6,666,666
Issuance of an additional shares | shares			4,666,666								4,666,666
Private Placement [Member]
Class of Stock [Line Items]
Common stock issued during the period, shares | shares		7,847,668		5,568,400	5,862,500
Common stock issued during the period, per share | CAD / shares										CAD 9.00		CAD 1.30	CAD 0.80
Warrant exercisable, exercise price | CAD / shares										CAD 11.50		CAD 1.80	CAD 1.10
Net of offering costs and commissions		$ 1,900			$ 300
Private placement, offering costs				$ 400
Private Placement [Member] | April 2015 [Member]
Class of Stock [Line Items]
Sale of stock, description						Each Unit is comprised of one treasury unit (a "Treasury Unit") and one-half of one common share from Donald L. Kramer, Healthcare Ventures, Ltd (a company wholly owned by Dr. Kramer), Harry Fleming or from treasury. Each Treasury Unit is comprised of one-half of one common share of the Company and one-half of one common share purchase warrant exercisable for one additional share at a price of Cdn$11.50.
Private Placement [Member] | December 2013 [Member]
Class of Stock [Line Items]
Sale of stock, description								Each Unit consists of one common share in the capital of the Company and one-half of one common share purchase warrant exercisable for one additional share at a price of Cdn$1.10.
Private Placement [Member] | September 2014 [Member]
Class of Stock [Line Items]
Sale of stock, description								Each Unit consists of one common share in the capital of the Company and one-half of one common share purchase warrant exercisable for one additional share at a price of Cdn$1.80
Provided in exchange for stock warrants and other financial instruments [Member]
Class of Stock [Line Items]
Net proceeds from private placement				2,200	2,700
Recorded as an increase to share capital [Member]
Class of Stock [Line Items]
Net proceeds from private placement					$ 1,400
Recorded as an increase to additional paid in capital [Member]
Class of Stock [Line Items]
Net proceeds from private placement				$ 3,900